Acquisitions and Disposals	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions and Disposals
Acquisitions and Disposals
(a)    Allied Acquisition
Overview
On February 1, 2016, the Company announced that its indirect, wholly-owned subsidiary, XL Reinsurance America Inc. ("XLRA"), completed the acquisition ("Allied Acquisition") of Allied International Holdings, Inc. ("Allied"). Allied is the holding company of Allied Specialty Insurance, Inc. and T.H.E. Insurance Company, a leading insurer of the outdoor entertainment industry in the U.S.
Acquisition Consideration
The Company made an initial payment of $75.6 million to acquire Allied. Additional contingent consideration then will be paid based on production and underwriting profitability over a three year period subsequent to the acquisition date. The target payments of contingent consideration range from $7.5 million to $30.0 million. The Company currently believes the fair market value of these payments to be $15.0 million, resulting in total consideration of $90.6 million recorded for the acquisition.
Fair Value of Net Assets Acquired and Liabilities Assumed
The purchase price was allocated to the acquired assets and assumed liabilities of Allied based on estimated fair values on the acquisition date. The fair value of the net assets acquired and liabilities assumed was $76.7 million, which includes indefinite-lived intangible assets of $8.0 million and other intangible assets of $6.0 million, which will be amortized over their estimated useful lives. Other adjustments to the historical carrying value of acquired assets and liabilities included: estimating the fair value of net loss and loss expense reserves at the present value of expected net loss and loss adjustment expense payments plus a risk premium, estimating the value of the business acquired at the present value of expected underwriting profits with net unearned premiums plus a risk margin less policy servicing costs, and estimating the fair value of real estate assets at appraised market values. In conjunction with the transaction, the Company recognized goodwill of $13.9 million which is primarily attributable to the acquiree's underwriting expertise in a niche specialty risk business. The Company has allocated all of the $13.9 million of goodwill to its Insurance segment. See Note 8, "Goodwill and Other Intangible Assets," for further information.
The allocation of the purchase price is based on information that was available to management at the time the consolidated financial statements were prepared. The allocation may change as additional information becomes available within the measurement period, which cannot exceed 12 months from the Acquisition Date. The fair value recorded for these items may be subject to adjustments, which may impact the individual amounts recorded for assets acquired and liabilities assumed, as well as the residual goodwill.
(b)     New Energy Risk
On July 24, 2015, the Company purchased an additional 63.63% interest in New Energy Risk Inc. ("New Energy"), a provider of insurance risk management solutions within the alternative energy sector. A substantial portion of the additional shares were purchased directly from the family trusts of a Company employee who is responsible for managing the business generated by New Energy. Prior to the additional purchase, the Company held a 31.16% ownership interest in New Energy, which was accounted for as an equity method investment. The subsequent purchase raised the Company's ownership stake to 94.79%, which is deemed a controlling financial interest, and hence, the Company now consolidates New Energy. Subsequent to the additional purchase, the family trusts of the employee contributed their remaining 5.21% ownership interest in New Energy to XL Innovate Fund, LP ("XL Innovate Fund"), the entity that holds the Company's New Energy shares, in partial satisfaction of the employee's aggregate 5.21% investment commitment to the Fund. See Note 11, "Related Party Transactions," for further details of these transactions.
The Company paid approximately $8.8 million to acquire the additional interest in New Energy, and realized a gain of approximately $2.5 million, included within income from operating affiliates, in order to reflect the appropriate fair value adjustment to its existing investment previously accounted for under the equity method. The assets and liabilities of New Energy are now reflected in the consolidated financial statements of the Company based on their fair value as of the acquisition date, while Goodwill of approximately $13.4 million was recorded in conjunction with the transaction. See Note 8, "Goodwill and Other Intangible Assets," for a further discussion of the goodwill recorded in conjunction with the acquisition.
(c)    Catlin Acquisition
Overview
On May 1, 2015 (the "Acquisition Date"), the Company completed its acquisition (the "Catlin Acquisition") of the entire issued share capital of Catlin Group Limited ("Catlin") for approximately $4.1 billion. For further information, see Item 8, Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.
Pursuant to the terms of the Implementation Agreement, XL-Ireland acquired each ordinary share of Catlin, par value $0.01 per share ("Catlin Shares"), for consideration per Catlin Share (the "Acquisition Consideration") equal to 388 pence in cash and 0.130 of an XL-Ireland ordinary share, par value $0.01 per share ("XL Shares"), subject to the mix and match facility set forth in the Implementation Agreement. The newly-issued XL Shares are listed on the New York Stock Exchange. The XL Shares issued in connection with the Catlin Acquisition were issued in reliance upon the exemption from registration under the U.S. Securities Act of 1933, as amended (the "Securities Act"), provided by Section 3(a)(10) of the Securities Act.
XL-Ireland issued approximately 49.9 million XL Shares and paid approximately £1.49 billion in cash to the holders of Catlin Shares as Acquisition Consideration pursuant to the terms of the Scheme.
Fair Value of Net Assets Acquired and Liabilities Assumed
The purchase price was allocated to the acquired assets and assumed liabilities of Catlin based on estimated fair values on the Acquisition Date. The Company recognized goodwill of $794.0 million which is primarily attributable to the synergies and economies of scale expected to result upon integration of Catlin into the Company's operations, including further diversification in geographic mix and product offerings and an increase in distribution strength. The Company has allocated $466.1 million of this goodwill to its Insurance segment and $327.9 million to its Reinsurance segment. The Company also recognized indefinite lived intangible assets of $673.0 million and other intangible assets of $315.0 million, which will be amortized over their estimated useful lives. See Note 8, "Goodwill and Other Intangible Assets," for further information.
The allocation of the purchase price is based on information that was available to management at the time the consolidated financial statements were prepared. The allocation may change as additional information becomes available within the measurement period, which cannot exceed 12 months from the Acquisition Date. The fair value recorded for these items may be subject to adjustments, which may impact the individual amounts recorded for assets acquired and liabilities assumed, as well as the residual goodwill.
As part of the purchase price allocation, the Company adjusted the historical carrying value of the acquired assets and liabilities based on estimated fair values at the Acquisition Date. An explanation of the significant adjustments for fair value that are being amortized to net income is as follows:

•
Deferred acquisition costs and value of business acquired - The adjustment consists of two components. The first adjustment is the elimination of Catlin's deferred acquisition costs asset. The second adjustment is the establishment of the value of business acquired asset, which represents the present value of the expected underwriting profit within the unearned premiums liability, net of reinsurance, less costs to service the related policies and a risk premium. This adjustment will be amortized to underwriting, acquisition and insurance expenses over approximately two years, as the contracts for business in-force as of the Acquisition Date expire. The Company has included $59.6 million in acquisition expenses related to the amortization of the value of business acquired during the three months ended March 31, 2016.

•
Unpaid losses and loss adjustment expenses - Unpaid losses and loss adjustment expenses acquired include an increase to adjust the carrying value of Catlin's historical unpaid losses and loss adjustment expenses, net of related reinsurance recoverable, to fair value as of the Acquisition Date. The estimated fair value consists of the present value of the expected net loss and loss adjustment expense payments plus a risk premium. This adjustment, plus the unamortized fair value adjustment included in Catlin's historical unpaid losses and loss adjustment expenses, will be amortized to losses and loss adjustment expenses over a weighted average period of approximately 20 years, based on the estimated payout pattern of net reserves as of the Acquisition Date.

Transaction-related Costs
As a part of the ongoing integration of Catlin's operations, the Company incurs costs associated with restructuring the systems, processes and workforce. These costs include such items as severance, retention, facilities and consulting and other costs. The Company separately identifies such costs and includes these expenses within Corporate and Other:

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289
Costs incurred in 2016	16,758	8,006	6,103	24,120	54,987
2016 payments	16,535	17,466	1,040	16,303	51,344
Liabilities at March 31, 2016	$16,350	$7,509	$5,881	$31,192	$60,932

(d)    Sale of Strategic Operating Affiliate
On April 1, 2015, XL Re Ltd ("XL Re"), an indirect wholly-owned subsidiary of the Company, completed the previously announced sale of all of its shares in ARX Holding Corp. ("ARX") to The Progressive Corporation ("Progressive") pursuant to the terms of the Stock Purchase Agreement with Progressive. XL Re's shares in ARX represented approximately 40.6% of ARX's outstanding capital stock on a fully diluted basis at the time of the announcement. The carrying value of XL Re's shares in ARX was $220.2 million at the time of the sale.
XL Re received $560.6 million in proceeds from the transaction, which was based upon the consolidated tangible net book value of ARX and its subsidiaries as of December 31, 2014, and certain other factors. Thus, the Company recorded a gain of $340.4 million as a result of this transaction.

Acquisitions and Disposals
(a)    Allied Acquisition
On February 1, 2016, the Company announced that its indirect, wholly-owned subsidiary, XL Reinsurance America Inc. ("XLRA"), completed the acquisition ("Allied Acquisition") of Allied International Holdings, Inc. ("Allied"), pursuant to the agreement reached with XLRA's parent company, XL America, Inc. ("XLA") on August 11, 2015. Allied is the holding company of Allied Specialty Insurance, Inc. and T.H.E. Insurance Company, a leading insurer of the outdoor entertainment industry in the U.S.
The Company made an initial payment of $75.6 million to acquire Allied. Additional contingent consideration will be paid based on production and underwriting profitability over a three year period subsequent to the acquisition date. The target payments of contingent consideration range from $7.5 million to $30.0 million. The Company currently believes the fair market value of these payments to be $15.0 million, for a total initial estimated consideration of $90.6 million. Due to the limited time since the acquisition date, the accounting for the Allied Acquisition is not yet complete; therefore, the calculation of goodwill is still pending at the time of this filing.
(b)     New Energy Risk
On July 24, 2015, the Company purchased, at arm's length, an additional 63.63% interest in New Energy Risk Inc. ("New Energy"), a provider of insurance risk management solutions within the alternative energy sector. A substantial portion of the additional shares were purchased directly from the family trusts of a Company employee who is responsible for managing the business generated by New Energy. Prior to the additional purchase, the Company held a 31.16% ownership interest in New Energy, which was accounted for as an equity method investment. The subsequent purchase raised the Company's ownership stake to 94.79%, which is deemed a controlling financial interest, and hence, the Company now consolidates New Energy. Subsequent to the additional purchase, the family trusts of the employee contributed their remaining 5.21% ownership interest in New Energy to XL Innovate Fund, LP ("XL Innovate Fund"), the entity that holds the Company's interest in New Energy, in partial satisfaction of the employee's aggregate 5.21% investment commitment to XL Innovate Fund. See Note 25, "Related Party Transactions," for further details of these transactions.
The Company paid approximately $8.8 million to acquire the additional interest in New Energy, and realized a gain of approximately $2.5 million, included within income from operating affiliates, in order to the reflect the appropriate fair value adjustment to its existing investment previously accounted for under the equity method. The assets and liabilities of New Energy are now reflected in the consolidated financial statements of the Company based on their fair value as of the acquisition date, while Goodwill of approximately $13.4 million was recorded in conjunction with the transaction. See Note 9, "Goodwill and Other Intangible Assets," for a further discussion of the goodwill recorded in conjunction with the acquisition.
(c)    Catlin Acquisition
Overview
On May 1, 2015 (the "Acquisition Date"), the Company completed its acquisition of the entire issued share capital of Catlin as contemplated by the Implementation Agreement, dated January 9, 2015 (the "Implementation Agreement"), by and among XL-Ireland, Green Holdings Limited, a wholly-owned subsidiary of the Company ("Green Holdings"), and Catlin.
Pursuant to the terms of the Implementation Agreement, the Catlin Acquisition was implemented by way of a scheme of arrangement (the "Scheme") under Section 99 of the Companies Act 1981 of Bermuda, as amended (the "Companies Act"), and sanctioned by the Supreme Court of Bermuda (the "Court"). Immediately after such Court action, Catlin was merged with and into Green Holdings under Section 104H of the Companies Act, with Green Holdings as the surviving company, pursuant to the terms of that certain Merger Agreement, dated January 9, 2015 (the "Merger Agreement"), among XL-Ireland, Green Holdings and Catlin.
Pursuant to the terms of the Implementation Agreement, XL-Ireland acquired each ordinary share of Catlin, par value $0.01 per share ("Catlin Shares"), for consideration per Catlin Share (the "Acquisition Consideration") equal to 388 pence in cash and 0.130 of an XL-Ireland ordinary share, par value $0.01 per share ("XL Shares"), subject to the mix and match facility set forth in the Implementation Agreement. The XL Shares issued in connection with the Catlin Acquisition are listed on the New York Stock Exchange. The XL Shares issued in connection with the Catlin Acquisition were issued in reliance upon the exemption from registration under the U.S. Securities Act of 1933, as amended (the "Securities Act"), provided by Section 3(a)(10) of the Securities Act.
XL-Ireland issued approximately 49.9 million XL Shares and paid approximately £1.49 billion in cash to the holders of Catlin Shares as Acquisition Consideration pursuant to the terms of the Scheme.
The foregoing description of the Implementation Agreement and the Merger Agreement is qualified in its entirety by reference to the full text of the Implementation Agreement and Merger Agreement.
In connection with the Catlin Acquisition, on January 9, 2015, the Company announced that it was relying on £1.6 billion of debt to be provided under a bridge facility entered into by XLIT Ltd., a wholly-owned subsidiary of the Company ("XL-Cayman"), and arranged by Morgan Stanley Senior Funding, Inc. and Goldman Sachs Bank USA (the "Bridge Facility") for the purposes of discharging the cash component of the Acquisition Consideration. The Company subsequently terminated the commitments under the Bridge Facility as of April 8, 2015, due to a sufficient amount in escrow to discharge the cash portion of the Acquisition Consideration. Costs related to maintaining the Bridge Facility are discussed in "Transaction-related Costs" below.
In addition, on January 9, 2015, the Company entered into deal contingent deliverable foreign exchange forwards ("FX Forwards") with Morgan Stanley Capital Services LLC and Goldman Sachs International. The purpose of the FX Forwards was to mitigate risk of foreign currency exposure related to the Catlin Acquisition. Following the closing of the Catlin Acquisition, the FX Forwards were settled.
Acquisition Consideration
The calculation of the consideration transferred to acquire Catlin Shares is as follows:

(In thousands, except per share data)
Catlin Shares outstanding as of April 30, 2015 that received share consideration (including the dilutive effect of warrants)	384,118
Exchange ratio per the Implementation Agreement	0.130
XL Share issuance to Catlin shareholders	49,935
Closing price per XL share on April 30, 2015 (1)	$37.08
XL Share issuance consideration	$1,851,601
Catlin Shares outstanding as of April 30, 2015 that received cash consideration (including the dilutive effect of warrants)	384,118
Cash price component, per Catlin Share in GBP	£3.88
Cash consideration, in GBP	£1,490,377
Foreign exchange rate: GBP/USD on April 30, 2015	$1.5349
Cash consideration	$2,287,579
Total acquisition consideration	$4,139,180
____________

(1)	The closing market price of XL Shares on the Acquisition Date represents the fair value of XL shares issued as part of the Acquisition Consideration.
The Company financed the $2.29 billion cash portion of the Acquisition Consideration by issuing $1.0 billion of subordinated debt, the proceeds (net of debt issuance costs) of which were $980.6 million, and the remaining $1.31 billion by using cash and cash equivalents on hand. See Note 14, "Notes Payable and Debt and Financing Arrangements," for further information on the debt issuance.
Fair Value of Net Assets Acquired and Liabilities Assumed
The purchase price was allocated to the acquired assets and assumed liabilities of Catlin based on estimated fair values on the Acquisition Date. The Company recognized goodwill of $794.0 million which is primarily attributable to the synergies and economies of scale expected to result upon integration of Catlin into the Company's operations, including further diversification in geographic mix and product offerings and an increase in distribution strength. As of December 31, 2015, the allocation of the purchase price reflects an increase of $15.9 million in the amount recorded for current and deferred tax liabilities from the allocation initially reported at June 30, 2015 and a corresponding increase in the amount recorded for goodwill. See "Income Taxes" section below for further discussion of the change in the acquired current and deferred tax liabilities. The Company has allocated $466.1 million of this goodwill to its Insurance segment and $327.9 million to its Reinsurance segment. The Company also recognized indefinite lived intangible assets of $673.0 million and other intangible assets of $315.0 million, which will be amortized over their estimated useful lives. See Note 9, "Goodwill and Other Intangible Assets," for further information.
The foregoing allocation of the purchase price is based on information that was available to management at the time the consolidated financial statements were prepared. The allocation may change as additional information becomes available within the measurement period, which cannot exceed 12 months from the Acquisition Date. The fair value recorded for these items may be subject to adjustments, which may impact the individual amounts recorded for assets acquired and liabilities assumed, as well as the residual goodwill.
The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(U.S. dollars in thousands)
ASSETS
Fixed maturities, at fair value	$6,266,489
Short-term investments, at fair value	634,599
Equity investments, at fair value	236,230
Investment in affiliates	216,843
Other investments	386,828
Total investments	$7,740,989
Cash and cash equivalents (1)	1,267,565
Accrued investment income	35,063
Premiums receivable	2,545,188
Unpaid losses and loss expenses recoverable	1,493,267
Reinsurance balances receivable	299,579
Ceded unearned premiums	1,143,852
Deferred acquisition costs and value of business acquired	679,259
Intangible assets	988,000
Receivable from investments sold	9,633
Other assets (2)	306,686
Total assets	$16,509,081

LIABILITIES
Unpaid losses and loss expenses	$6,933,144
Unearned premiums	3,742,234
Reinsurance balances payable	1,441,749
Notes payable and debt	82,066
Payable for investments purchased	34,149
Deferred tax liability (2)	82,783
Other liabilities (2)	285,481
Total liabilities	$12,601,606
Net assets acquired before non-controlling interest	$3,907,475
Non-controlling interest in equity of consolidated subsidiaries	562,285
Net assets acquired	$3,345,190
Acquisition consideration	$4,139,180
Goodwill (2)	$793,990
____________
(1)    Includes Restricted cash.

(2)
Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million. See discussion of "Income Taxes" below for further information.

An explanation of the significant adjustments to the components of fair value are as follows:

•
Deferred acquisition costs and value of business acquired - The adjustment consists of two components. The first adjustment is the elimination of Catlin's deferred acquisition costs asset. The second adjustment is the establishment of the value of business acquired asset, which represents the present value of the expected underwriting profit within the unearned premiums liability, net of reinsurance, less costs to service the related policies and a risk premium. This adjustment will be amortized to underwriting, acquisition and insurance expenses over approximately two years, as the contracts for business in-force as of the Acquisition Date expire. The Company has included $471.0 million in acquisition expenses related to the amortization of the value of business acquired during the year ended December 31, 2015.

•	Intangible assets - Establish the estimated fair value of intangible assets related to Catlin. See Note 9, "Goodwill and Other Intangible Assets," for further information.

•	Other assets - Establish the estimated fair value of Catlin's internally developed software.

•
Unpaid losses and loss adjustment expenses - Unpaid losses and loss adjustment expenses acquired include an increase to adjust the carrying value of Catlin's historical unpaid losses and loss adjustment expenses, net of related reinsurance recoverable, to fair value as of the Acquisition Date. The estimated fair value consists of the present value of the expected net loss and loss adjustment expense payments plus a risk premium. This adjustment will be amortized to losses and loss adjustment expenses over approximately 20 years, based on the estimated payout pattern of net reserves as of the Acquisition Date.

•
Net deferred tax liabilities - The adjustment to deferred tax liabilities is related to the deferred tax impact of the adjustments to fair value as noted above. This net increase of deferred tax liabilities is explained further in "Income Taxes" below.

•
Non-controlling interest - The fair value was determined based on the last trade price of preferred shares issued by Catlin Insurance Company Limited ("Catlin-Bermuda"). See Note 18, "Share Capital," for further information.

Income Taxes
As noted above, during the measurement period, the Company has recorded several tax-related adjustments. These adjustments result from analysis following the filing of Catlin's 2014 tax returns, and a refinement of the jurisdictional fair value allocations of certain assets and liabilities. Other assets decreased by $7.5 million, deferred tax liabilities decreased by $11.3 million, and other liabilities increased by $19.8 million as a result of these adjustments. The net impact was that Goodwill associated with the transaction increased by $15.9 million.
Following these measurement period adjustments, the net deferred tax liability recorded by the Company as part of the allocation of the purchase price was $82.8 million. This is primarily comprised of $145.2 million of deferred tax liabilities related to intangible assets, partially offset by deferred tax assets of $62.4 million, which is net of a $90.0 million valuation allowance. Included in the total deferred tax assets are loss carryforwards of $85.8 million with a related $66.8 million valuation allowance.
In order to align all U.S. regulated entities under XLA, XLA purchased 100% of the stock of Catlin Inc. from Catlin North America Holdings, Ltd, a U.K. holding company, on September 28, 2015. The transaction, which was contingent upon regulatory approval, resulted in a release of the $59.6 million valuation allowance previously held against the Catlin Inc. deferred tax asset as a benefit through the results of operations.
Transaction-related Costs
The Company incurred certain acquisition and financing costs associated with the Catlin Acquisition. The Company has recorded $64.7 million of these costs for the year ended December 31, 2015, of which $50.2 million has been included in Operating Expense and $14.5 million has been included in Interest Expense.
Transaction costs included in Operating Expense primarily consist of due diligence, legal, advisory and investment banking costs. Transaction costs included in Interest Expense relate to the maintenance of the Bridge Facility. Pursuant to the terms of the Implementation Agreement, Catlin was required to pay its own costs and expenses in relation to the negotiation, preparation, execution and implementation of the Catlin Acquisition. Costs incurred by Catlin were recorded and paid by Catlin prior to the Acquisition Date and are not included within the Company's consolidated statements of income and comprehensive income.
As a part of the ongoing integration of Catlin's operations, the Company incurs costs associated with restructuring the systems, processes and workforce. These costs include such items as severance, retention, facilities and consulting and other costs. The Company separately identifies such costs and includes these expenses within Corporate and Other:

(U.S. dollars in thousands)	Severance related costs	Retention and other compensation costs	Facilities-related costs	Consulting and other	Total
Costs incurred in 2015	$47,185	$35,310	$14,744	$59,129	$156,368
2015 payments	31,058	18,341	13,926	35,754	99,079
Liabilities at December 31, 2015	$16,127	$16,969	$818	$23,375	$57,289

Financial Results
The following table summarizes the financial results of the acquired Catlin subsidiaries since the Acquisition Date that have been included within the Company's consolidated statements of income and comprehensive income as required by ASC 805-10-50-2(h) based on legal entity reporting. These results are not used as a part of management analysis of the financial results and performance of the Company's business. These results are adjusted, where possible, for transaction and integration related costs. These results involve a significant amount of estimates and are not indicative of future results of the acquired Catlin subsidiaries, which will be further impacted by potential changes in targeted business mix, investment management strategies, and synergies recognized from changes in the combined entity's operating structure, as well as the impact of changes in other business and capital management strategies.
Since the Acquisition Date, a growing number of underlying policies have been underwritten onto different legal entities, staffing has been allocated to new divisions and activities, and reinsurance has been purchased to cover combined risks, only some of which would have been reflected in the underlying legacy Catlin infrastructure, systems and general ledgers of the acquired Catlin subsidiaries. In future quarters, the summary results of such subsidiaries will be increasingly impractical to produce and even less indicative of the results of the acquired Catlin operations given the significant estimates involved and the nature and pace of our integration activities which are intended to promote the operation of the consolidated group as a whole as quickly as possible.

(U.S. dollars in thousands)	May 1, 2015 to December 31, 2015
Total revenues - see comments above	$2,791,789
Net income (loss) - see comments above	$103,637

Supplemental Pro Forma Information
The results of the acquired Catlin operations have been included in the Company's consolidated financial statements from the Acquisition Date to December 31, 2015. The following table presents unaudited pro forma consolidated information for the years ended December 31, 2015 and 2014 and assumes the Catlin Acquisition occurred on January 1, 2014. The pro forma financial information is presented for informational purposes only and does not necessarily reflect the results that would have occurred had the acquisition taken place on January 1, 2014, nor is it necessarily indicative of future results. Significant adjustments used to determine pro forma results include amortization of intangible assets and amortization of fair value adjustments discussed above, and the corresponding income tax effects. Non-recurring transaction related costs noted above have been included in the unaudited pro forma results for the year ended December 31, 2014.

	Unaudited Pro Forma
(In thousands, except per share data)	2015	2014
Total revenues	$10,628,915	$10,938,216
Net income attributable to ordinary shareholders	1,221,497	475,914
Earnings (loss) per ordinary share and ordinary share equivalent – basic	4.03	1.50
Earnings (loss) per ordinary share and ordinary share equivalent – diluted	3.97	1.48

(d)    Sale of Operating Affiliate
On April 1, 2015, XL Re Ltd ("XL Re"), an indirect wholly-owned subsidiary of the Company, completed the sale of all of its shares in ARX Holding Corp. ("ARX") to The Progressive Corporation ("Progressive") pursuant to the terms of the Stock Purchase Agreement with Progressive. XL Re's shares in ARX represented approximately 40.6% of ARX's outstanding capital stock on a fully diluted basis at the time of the announcement. The carrying value of XL Re's shares in ARX was $220.2 million at the time of the sale.
XL Re received $560.6 million in proceeds from the transaction, which was based upon the consolidated tangible net book value of ARX and its subsidiaries as of December 31, 2014, and certain other factors. Thus, the Company recorded a gain of $340.4 million as a result of this transaction that is reflected in the consolidated statement of income for the year ended December 31, 2015.
(e)    Sale of Life Reinsurance Subsidiary
On May 1, 2014, a wholly owned subsidiary of the Company, XL Insurance (Bermuda) Ltd ("XLIB"), entered into a sale and purchase agreement with GreyCastle Holdings Ltd. ("GreyCastle") providing for the sale of 100% of the common shares of XLIB's wholly-owned subsidiary, XL Life Reinsurance (SAC) Ltd ("XLLR") (subsequent to the transaction, XLLR changed its name to GreyCastle Life Reinsurance (SAC) Ltd ("GCLR")), to GreyCastle for $570 million in cash. This transaction closed on May 30, 2014. As a result of the transaction, the Company ceded the majority of its life reinsurance business to GCLR via 100% quota share reinsurance (the "GreyCastle Life Retro Arrangements"). This transaction covers a substantial portion of our life reinsurance reserves. The Company ceased writing new life reinsurance contracts in 2009 and since that time has been managing the run-off of its life reinsurance operations ("Run-Off Life Operations").
The Run-Off Life Operations business, including the business subject to the transaction, was previously reported within the Company’s Life operations segment. Subsequent to the transaction, the Company no longer considers the Life operations to be a separate operating segment, and the results of the Run-Off Life Operations are reported within "Corporate and Other." See Note 5, "Segment Information" for further information. In addition, certain securities within fixed maturities were reclassified from held to maturity to available for sale in conjunction with this transaction. See Note 6, "Investments," for further information.
All of the reclassified securities are included within Life Funds Withheld Assets, along with certain other available for sale securities as defined in the sale and purchase agreement. The Life Funds Withheld Assets are managed pursuant to agreed investment guidelines that meet the contractual commitments of the XL ceding companies and applicable laws and regulations. All of the investment results associated with the Life Funds Withheld Assets ultimately accrue to GCLR. Because the Company no longer shares in the risks and rewards of the underlying performance of the supporting invested assets, disclosures within the financial statement notes included herein separate the Life Funds Withheld Assets from the rest of the Company's investments.
Under the terms of the transaction, the Company continues to own, on a funds withheld basis, assets supporting the GreyCastle Life Retro Arrangements consisting of cash, fixed maturity securities and accrued interest. Based upon the right of offset, the funds withheld liability owing to GCLR is recorded net of future policy benefit reserves recoverable, and is included within "Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable)" on the consolidated balance sheets. The transaction resulted in an overall after-tax U.S. GAAP net loss of $621.3 million.
See Note 13, "Future Policy Benefit Reserves," for a discussion of our future policy benefit reserves, the related future policy benefit reserves recoverable and information about the net funds withheld liability.
The impact of the GreyCastle Life Retro Arrangements on the Company's results for the year ended December 31, 2015 and the period beginning from the completion of the transaction on May 30, 2014 through December 31, 2014 was as follows:

Impact of GreyCastle Life Retro Arrangements		May 30 to December 31,
(U.S. dollars in thousands)	2015	2014
Underwriting profit (loss) (1)	$605	$11,649
Net investment income - Life Funds Withheld Assets	187,489	129,575
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	223,272	5,067
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(27,734)	(9)
OTTI on investments - Life Funds Withheld Assets	(13,357)	(20,587)
Exchange (gains) losses	4,788	10,099
Other income and expenses	2,280	(1,610)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(151,691)	(488,222)
Net income (loss)	$225,652	$(354,038)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	(421,604)	274,083
Change in adjustments related to future policy benefit reserves, net of tax	170,688	74,009
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	25,869	17,595
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements (2)	$(225,047)	$365,687
Comprehensive income (loss)	$605	$11,649
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(1)
The underwriting profit of $0.6 million relates to a premium adjustment relating to the GreyCastle Life Retro Arrangements transaction, which was completed on May 30, 2014. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the years ended December 31, 2015 and 2014.

As shown in the table above, although the Company's net income (loss) is subject to variability related to the GreyCastle Life Retro Arrangements, there is no recurring net impact on the Company's future comprehensive income in any period. The life retrocession embedded derivative value includes the interest income, unrealized gains and losses, and realized gains and losses from sales on the Life Funds Withheld Assets subsequent to May 30, 2014.